11 Contract Assets	12 Months Ended
Dec. 31, 2020
Contract assets [abstract]
Contract Assets
11	Contract assets

		Restated	Restated
	12.31.2020	12.31.2019	01.01.2019
Power distribution service concession (11.1)	1,114,961	844,284	640,500
Piped gas distribution service concession (11.2)	27,254	26,734	25,718
Power transmission concession (11.3)	4,350,582	3,919,635	3,520,838
	5,492,797	4,790,653	4,187,056
Current	285,682	161,740	134,016
Noncurrent	5,207,115	4,628,913	4,053,040
11.1	Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2019	664,755	(24,255)	640,500
Acquisitions	1,021,644	-	1,021,644
Customers contributions	-	(104,067)	(104,067)
Provision for legal claims added to the cost of the works	1,823	-	1,823
Transfers to intangible assets (Note 18.1)	(771,844)	93,164	(678,680)
Transfers to accounts receivable - concessions (Note 10.1)	(33,075)	4,088	(28,987)
Loss on disposal	(7,949)	-	(7,949)
Balance as of December 31, 2019	875,354	(31,070)	844,284
Acquisitions	1,391,267	-	1,391,267
Customers contributions	-	(112,689)	(112,689)
Provision for legal claims added to the cost of the works	1,522	-	1,522
Transfers to intangible assets (Note 18.1)	(1,016,482)	105,116	(911,366)
Transfers to accounts receivable - concessions (Note 10.1)	(94,978)	8,824	(86,154)
Loss on disposal	(11,903)	-	(11,903)
Balance as of December 31, 2020	1,144,780	(29,819)	1,114,961

Balance referring to the concessionaire's contractual right related to construction in progress to meet the needs of the concession. The costs of borrowings, financing and debentures capitalized in the year ended in December 31, 2020 totaled R$9,537, at average rate of 0.38% p.a. (R$ 6,838, at average rate of 0.28% p.a. in December 31, 2019, and R$ 5,435, at average rate of 0.26% p.a. in December 31, 2018).

11.2	Piped gas distribution service concession contract

Balance as of January 1, 2019	25,718
Acquisitions	17,590
Transfers from/to accounts receivable - concessions (Note 10.2)	(16,574)
Balance as of December 31, 2019	26,734
Acquisitions	15,187
Transfers to intangible assets (Note 18.3)	(7,277)
Transfers to accounts receivable - concessions (Note 10.2)	(7,390)
Balance as of December 31, 2020	27,254
11.3	Transmission service concession contract

	Concession assets	RBSE assets	Total Restated
Balance as of January 1, 2019	2,166,757	1,354,081	3,520,838
Business combinations efects	117,942	-	117,942
Realization of gains/losses in business combinations	282	-	282
Transfers to electricity grid use charges - customers	(176,724)	(214,336)	(391,060)
Transfers to property, plant and equipment	(3,353)	-	(3,353)
Transfer of judicial deposits and litigation	(313)	-	(313)
Remuneration	280,630	177,961	458,591
Construction revenue	175,219	-	175,219
Construction income	2,892	-	2,892
Efficiency gain (11.3.1)	38,597	-	38,597
Balance as of December 31, 2019	2,601,929	1,317,706	3,919,635
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(312,120)	(266,027)	(578,147)
Transfers to property, plant and equipment	(613)	-	(613)
Transfers from litigations	(576)	-	(576)
Remuneration	489,438	291,669	781,107
Construction revenue	255,578	-	255,578
Construction income	4,217	-	4,217
Loss from inefficiency (11.3.1)	(7,654)	-	(7,654)
Write-offs	(23,687)	-	(23,687)
Balance as of December 31, 2020	3,007,234	1,343,348	4,350,582

On June 30, 2020, Aneel published Homologatory Resolution 2,715, in which it ratified the result of the periodic review of the RAP of contract No. 060/2001 and on July 14, 2020 it issued Homologatory Resolution 2,725, which establishes the RAP for making available the facilities under the responsibility of the Company. In the process of the first tariff review of contract No. 060/2001, referring to the tariff cycles of 2018/2023 and which takes place every five years, operating costs, the cost of capital (WACC) and the remuneration base were reassessed, which resulted in a 10.16% RAP repositioning rate in relation to the previous cycle.

Additionally, in relation to RBSE assets, Ratifying Resolution No. 2,715 set the tariff repositioning and included the “remuneration” in the portion of RAP, which had previously been provisionally excluded due to a judicial decision now overturned. Such amounts will be received from the fourth tariff cycle started in July 2020 until June 2025, including the addition of amounts not timely received due to the provisional effects of the injunction, which will be added in the next three RAP cycles beginning in July 2020 until June 2023. The impact of the tariff review on RBSE assets totaled R$ 122,027, recorded in 2020 operating revenue.

11.3.1	Gain (loss) due to efficiency or inefficiency in the implementation and operation of transmission infrastructure

In the construction and operation of the transmission infrastructure, possible positive or negative impacts are expected due to delays and additional costs due to environmental issues, variation in costs, mainly with cables and structures when indexed to foreign currency, additional easement costs and land negotiations, potential earthworks for unforeseen events, early maturity of commercial transactions and RAP revision/readjustment according to the regulatory standards and contractual provisions. Changes in the original project that affect its profitability are recognized directly in the statement of income when incurred, except for the part of RAP related to the operation and maintenance performance of the assets that is recognized as the services are performed.

11.3.2	Assumptions adopted for the calculation of contract assets

	Concession assets	RBSE assets
Construction income	1.65%	N/A
Operating and maintenance margin	1.65%	N/A
Remuneration rate (a)	9,58% p.y.	9,54% p.y.
Contract correction index	IPCA (b)	IPCA
Annual RAP, according to Homologatory Resolution	415,455	279,406
Construction cost incurred up to 12.31.2020 of works in progress
Contract 006/2016 - TL 525 kV Curitiba Leste - Blumenau	238,233	N/A
(a)Average rate of contracts
(b) Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.